Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Unvested shares, beginning of period	428,958	(0)
Unvested value, beginning of period	$ 4,817	$ (0)
Granted, shares		445,000
Granted, value		$ 4,997
Vested, shares	(16,042)	(16,042)
Vested, value	$ (180)	$ (180)
Unvested shares, end of period	412,916	428,958
Unvested value, end of period	$ 4,637	$ 4,817